Authorised and issued share capital (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Authorised and Issued Share Capital

Authorised
At 1 January 2018	1,750,000,000	175.0
At 31 December 2018	1,750,000,000	175.0
At 31 December 2019	1,750,000,000	175.0
At 31 December 2020	1,750,000,000	175.0

Issued and fully paid
At 1 January 2018	1,332,511,552	133.3
Exercise of share options	166,675	–
At 31 December 2018	1,332,678,227	133.3
Exercise of share options	75,625	–
Share cancellations	(4,586,039)	(0.5)
At 31 December 2019	1,328,167,813	132.8
Exercise of share options	1,000	–
Share cancellations	(32,088,571)	(3.2)
At 31 December 2020	1,296,080,242	129.6

Movements and Weighted-average Exercise Price for Options Granted
Movements on options granted (represented in ordinary shares)

	1 January 2020	Granted	Exercised	Forfeited	Outstanding 31 December 2020	Exercisable 31 December 2020
WPP	6,741	–	–	–	6,741	–
WWOP	4,701,924	–	(1,000)	(2,201,250)	2,499,674	127,225
WSOP	20,397,150	4,990,300	–	(7,446,725)	17,940,725	6,094,275
	25,105,815	4,990,300	(1,000)	(9,647,975)	20,447,140	6,221,500

Weighted-average exercise price for options over

	1 January 2020	Granted	Exercised	Forfeited	Outstanding 31 December 2020	Exercisable 31 December 2020
Ordinary shares (£)
WPP	9.355	–	–	–	9.355	–
WWOP	12.421	–	6.268	12.229	12.631	6.268
WSOP	12.121	7.344	–	12.530	10.596	7.344
ADRs ($)
WWOP	96.744	–	–	94.083	98.509	49.230
WSOP	79.798	48.950	–	82.605	70.363	50.571

Range of Exercise Prices of Options
Options over ordinary shares
Outstanding

Range of exercise prices £	Weighted average exercise price £	Weighted average contractual life Months
6.268 – 17.055	10.810	91

Options over ADRs
Outstanding

Range of exercise prices $	Weighted average exercise price $	Weighted average contractual life Months
48.950 – 115.940	74.563	89

Weighted Average Fair Value of Options Granted and Weighted Average Assumptions
The weighted average fair value of options granted in the year calculated using the Black-Scholes model was as follows:

	2020	2019	2018
Fair value of UK options (shares)	128.0p	117.0p	107.0p
Fair value of US options (ADRs)	$8.95	$8.49	$8.09
Weighted average assumptions
UK risk-free interest rate	-0.02%	0.57%	0.78%
US risk-free interest rate	0.31%	1.61%	2.74%
Expected life (months)	48	48	48
Expected volatility	34%	24%	24%
Dividend yield	4.2%	3.8%	3.5%

WPP Executive Share Option Scheme [member]
Statement [LineItems]
Options Granted
As at 31 December 2020, unexercised options over ordinary shares of 6,741 have been granted under the WPP Executive Share Option Scheme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
3,696	8.333	2015 - 2022
3,045	10.595	2016 - 2023

WPP Worldwide Share Ownership Program [member]
Statement [LineItems]
Options Granted
As at 31 December 2020, unexercised options over ordinary shares of 1,330,679 and unexercised options over ADRs of 233,799 have been granted under the WPP Worldwide Share Ownership Programme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
45,325	6.268	2014 - 2021
7,250	6.268	2015 - 2021
88,604	8.458	2015 - 2022
28,125	13.145	2017 - 2021
897,100	13.145	2017 - 2024
4,250	13.145	2018 - 2024
259,150	13.505	2016 - 2023
875	13.505	2017 - 2023

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
14,930	49.230	2014 - 2021
25,234	67.490	2015 - 2022
105,545	102.670	2017 - 2024
88,090	110.760	2016 - 2023

WPP Share Option Plan 2015 [member]
Statement [LineItems]
Options Granted
As at 31 December 2020, unexercised options over ordinary shares of 11,276,225 and unexercised options over ADRs of 1,332,900 have been granted under the WPP Worldwide Share Ownership Programme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
14,875	7.344	2023 - 2027
3,109,225	7.344	2023 - 2030
10,500	8.372	2021 - 2025
1,920,375	8.372	2021 - 2028
12,375	9.600	2022 - 2026
2,336,975	9.600	2022 - 2029
10,375	13.085	2020 - 2024
1,538,225	13.085	2020 - 2027
37,625	15.150	2018 - 2022
1,042,700	15.150	2018 - 2025
5,125	15.150	2019 - 2025
8,125	17.055	2019 - 2023
1,229,725	17.055	2019 - 2026

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
364,225	48.950	2023 - 2030
229,810	53.140	2021 - 2028
287,790	62.590	2022 - 2029
180,155	88.260	2020 - 2027
150,955	105.490	2020 - 2026
119,965	115.940	2018 - 2025